Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Leases [Abstract]
Weighted average incremental borrowing rate applied to lease liabilities		6.70%
Expenses relating to short-term leases	€ 14
Weighted average incremental borrowing rate applied to lease liabilities	6.40%